Investments	12 Months Ended
Dec. 31, 2013
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2012	2013
	$	$
Short-term investments
- Trading securities investments	—	11,341,097
- Held-to-maturity investments	49,035,610	16,846,309

Total short-term investments	49,035,610	28,187,406

Long-term investments
- Held-to-maturity investments	—	10,480,964
- Other long-term investments	3,106,692	3,197,218

Total long-term investments	3,106,692	13,678,182

Total investments	52,142,302	41,865,588

Held-to-maturity investments consist of investments in trust products, asset management plans and real estate funds that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of $1,368,358, $3,044,856 and $2,510,647 for the years ended December 31, 2011, 2012 and 2013, respectively. Interest receivable on the products was $539,586 and $856,068 as of December 31, 2012 and 2013, respectively. Of the long-term held-to-maturity investments, $8,003,140 and $2,477,824 will mature in 2015 and 2016, respectively. Held-to-maturity investments include investments in debt securities of certain real estate funds managed by the Group of $11,917,947 and $7,100,203 as of December 31, 2012 and 2013, respectively.

Trading securities investments consist of investments in asset management plans and real estate funds that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. The Group recorded investment income on these investments of nil, nil and $1,413,810 for the year ended December 31, 2011, 2012 and 2013, respectively.

Other long-term investments consist of investments in 3 private equity funds as a limited partner with less than 3% equity interest. The Group accounted for these investments using the cost method of accounting due to the fact that the Group has no significant influence on the investees.